Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2013
Entity Registrant Name	ECOSPHERE TECHNOLOGIES INC
Entity Central Index Key	0001071760
Entity Filer Category	Accelerated Filer